Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 474,849	$ 419,676
Accounts receivable, net	100,970	81,688
Investment tax credits receivable	40,064	168,963
Other tax credits	122,359	117,658
Prepaid expenses	9,318	12,819
Total Current Assets	747,560	800,804
Investments	121,795	114,200
Property and equipment, net	21,889	938,762
Total Assets	891,889	938,762
Current liabilities
Accounts payable	60,331	20,451
Accrued liabilities	22,265	19,125
Deferred revenue	60,213	92,770
Total current liabiliities	142,809	132,346
Deferred rent	19,360	8,173
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Common shares, no par value, Unlimited authorized shares; 157,809,851 shares issued and outstanding as at September 30, 2016 and 157,809,851 shares as at March 31, 2016.	$ 19,491,757	$ 19,491,757
Additional paid-in capital	2,961,848	2,961,848
Accumulated deficit	(21,358,291)	(21,282,718)
Accumulated other comprehensive income	(366,238)	(372,644)
Total shareholders' equity	729,076	798,243
Total liability and equity	$ 891,245	$ 938,762